FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Fair Value Of Liabilities	$ 5,859,170	$ 259,881	$ 424,637
Derivative Financial Instrument Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Fair Value Of Liabilities	0	232,988	283,931
Changes in fair value	232,988	48,912
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Fair Value Of Liabilities	5,859,170	26,893	140,706
Changes in fair value	$ 38,000	$ 436,095